Income Tax Benefit/(Expense) - Summary of Income Tax Expense/(Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Deferred tax
(Increase)/decrease in deferred tax assets	$ (8,317)	$ (1,158)	$ (12,687)
(Decrease)/increase in deferred tax liabilities	8,078	339	3,272
Total deferred tax (benefit)/expense	(239)	(819)	(9,415)
Income tax expense/(benefit) attributable to loss before income tax	$ (239)	$ (819)	$ (9,415)